Restatement of Previously Issued Consolidated Financial Statements (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventories	$ 14,102	$ 18,655
Total current assets	134,239	128,494
Property, plant and equipment	66,882	63,913
Total assets	211,355	202,927
Accounts payable and accrued liabilities	24,960	22,661	$ (3,493)
Total current liabilities	66,264	58,138
Other non-current liabilities	2,935	2,798
Total long-term liabilities	15,425	8,284
Total liabilities	81,689	66,422
Accumulated other comprehensive income	168	8,182
Accumulated deficit	11,914	9,980
Total shareholders’ equity	115,767	121,653
Non-controlling interest	13,899	14,852
Total equity	129,666	136,505	140,145	$ 142,943
Total liabilities and equity	$ 211,355	202,927
Scenario, Previously Reported [Member]
Inventories		18,685
Total current assets		128,524
Property, plant and equipment		63,940
Total assets		202,984
Accounts payable and accrued liabilities		22,524	(3,999)
Total current liabilities		58,001
Other non-current liabilities		756
Total long-term liabilities		6,242
Total liabilities		64,243
Accumulated other comprehensive income		8,110
Accumulated deficit		(8,281)
Total shareholders’ equity		123,280
Non-controlling interest		15,461
Total equity		138,741		$ 143,639
Total liabilities and equity		202,984
Restatement Adjustment [Member]
Inventories		(30)
Total current assets		(30)
Property, plant and equipment		(27)
Total assets		(57)
Accounts payable and accrued liabilities		137	$ 506
Total current liabilities		137
Other non-current liabilities		2,042
Total long-term liabilities		2,042
Total liabilities		2,179
Accumulated other comprehensive income		72
Accumulated deficit		(1,699)
Total shareholders’ equity		(1,627)
Non-controlling interest		(609)
Total equity		(2,236)
Total liabilities and equity		$ (57)